Supplemental Cash Flow Information (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information (Textual) [Abstract]
Cash interest paid	$ 91.1	$ 80.5	$ 97.2
Income taxes paid	4.8	1.1	(0.4)
Falcon Spirit (note 12c) [Member]
Cash portion of the purchase price of vessels acquired from Teekay
Net of cash acquired, Amount		2.8
Rio das Ostras (note 12d) [Member]
Cash portion of the purchase price of vessels acquired from Teekay
Net of cash acquired, Amount		$ 17.7